February 3, 2011

VIA EDGAR, ELECTRONIC MAIL AND U.S. MAIL

Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

         Re:      Variable Annuity Account Seven ("Registrant")
                  SunAmerica Annuity and Life Assurance Company ("Depositor") Polaris [TBD] Variable Annuity
                  Initial Form N-4
                  File Nos.: 333-       and 811-09003

Ladies and Gentlemen:

         On behalf of the Registrant and Depositor, submitted herewith pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is a copy of the Initial N-4 registration statement ("Initial N-4") filed on February 3, 2011. The purpose of this filing is to register a new variable annuity product. The marketing name is yet to be determined.

         The Registrant and its distributor SunAmerica Capital Services, Inc. ("SACS") respectfully request, consistent with Rule 461(a) under the 1933 Act, that the Commission, pursuant to delegated authority, grant acceleration of the effective date of this filing and that such Registration Statement be declared effective at 9:00 a.m., Eastern Time, on April 29, 2011, or as soon as practicable thereafter. Depositor, Registrant and SACS are aware of their obligations under the 1933 Act.

         Depositor and Registrant acknowledge that:

    - Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; and

    - The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Depositor and Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

    - Depositor and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.

         Please contact Manda Ghaferi at (310) 772-6545 if you have any questions or need more information.

Sincerely,

SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY


By:  /S/ MALLARY L. REZNIK
     ----------------------------------------------------------
     Mallary L. Reznik, Senior Vice President & General Counsel

SUNAMERICA CAPITAL SERVICES, INC.


By:  /S/ MALLARY L. REZNIK
     ----------------------------------------------------------
     Mallary L. Reznik, Vice President

cc:  Jeff Foor, Esq.